March 2, 2007


Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549

Re:   Touchstone Funds Group Trust
      File Nos.  33-70958 and 811-8104

Ladies and Gentlemen:

On behalf of The Constellation Institutional Portfolios ("Registrant"), attached for filing is Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933. Please provide any comments or questions regarding this filing to the undersigned at the 513/ 362-8217.

Very truly yours,


/s/ Jay S. Fitton

Jay S. Fitton
Assistant Secretary